SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Iife of intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer lists and municipal contracts | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer lists and municipal contracts | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years